Discontinued operations (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022
Discontinued operations
Inventories	€ 2,463	€ 1,819
Revenue	48,536	47,473	€ 42,234
Cost of sales	31,287	27,712	28,735
Gross profit	17,249	19,761	13,499
General administrative expenses	32,588	32,587	43,480
Selling expenses	12,564	9,924	9,326
Other operating income	11,848	3,774	2,894
Other operating expenses	(431)	(741)	(86)
Operating loss	(29,659)	(36,773)	(56,623)
Financial costs, net	€ 5,284	1,823	799
Income before taxes		6,875	11,152
Income for the period		6,862	11,106
COVID 19 Segment Discontinued Operations
Discontinued operations
Inventories				€ 0
Deconsolidation on net income		1,640
Revenue		19,455	146,334
Cost of sales		15,120	131,713
Gross profit		4,335	14,621
General administrative expenses		503	3,259
Selling expenses		7	534
Other operating income		3,096	373
Operating loss		6,921	11,201
Financial costs, net		46	49
Income before taxes		6,875	11,152
Income tax expenses		13	46
Income for the period		6,862	11,106
Total comprehensive income, attributable to equity holders of the parent		€ 6,862	€ 11,106
Net income per share - Basic and diluted (in EUR)
Basic earnings (loss) per share from discontinued operations (in EUR)		€ 0.26	€ 0.49
Diluted earnings (loss) per share from discontinued operations (in EUR)		€ 0.26	€ 0.49
COVID 19 Segment Discontinued Operations | Bauer GmbH
Discontinued operations
Termination fees payable		€ 1,640